General American Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                                                   March 3, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:  General American Separate Account Eleven
              File No. 811-4901

Commissioners:

         Annual Reports dated December 31, 2003 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the General American Separate Account Eleven of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of American Century Variable Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0000814680, File No. 811-05188.

The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The annual reports for certain series of the JP Morgan Series Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000916118, File No. 811-08212.

The annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The annual reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511 and Variable Insurance Products Fund III, CIK No. 0000927384, File No. 811-07205.

The annual reports for certain series of Van Eck Worldwide Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.


                                                     Sincerely,

                                                     /s/  Ellen Mitchell

                                                     Ellen Mitchell